Alfred Ayensu-Ghartey Vice President and Associate General Counsel (212) 314-2777 alfred.ayensu-ghartey@equitable.com

September 9, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account A (the “Account”) Registration Nos.:

2-30070 and 811-01705	EQUI-VEST Employer Sponsored Retirement Programs (Series 100-400)
EQUI-VEST Individual (Series 100-500)
EQUI-VEST Vantage Contract
EQUI-VEST TSA Advantage (Series 600)
2-44921 and 811-01705	EQUIPLAN
2-50547-01 and 811-01705	Old Contracts
033-47949 and 811-01705	Momentum
033-58950 and 811-01705	Momentum Plus
333-81393 and 811-01705	EQUI-VEST Express (Series 700 & 701)
333-81501 and 811-01705	EQUI-VEST Deluxe (Series 800 & 801)
333-130988 and 811-01705	EQUI-VEST Strategies (Series 900 & 901)
333-137052 and 811-01705	EQUI-VEST At Retirement
333-141082 and 811-01705	EQUI-VEST At Retirement ‘04
333-141292 and 811-01705	At Retirement
333-19925 and 811-01705	Variable Immediate Annuity (VIA)
333-146143 and 811-01705	Crossings
333-153809 and 811-01705	EQUI-VEST 201
333-186807 and 811-01705	GWBL Rollover Annuity

Commissioners:

Equitable Financial, on behalf of Registrant, has sent to contract owners the semi-annual report, for the period ended June 30, 2026, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Advisors Trust underlying funds:

1290 VT Convertible Securities

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT Micro Cap

1290 VT Small Cap Value

1290 VT SmartBeta Equity ESG

1290 VT Socially Responsible

EQ/2000 Managed Volatility

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/AB Dynamic Moderate Growth

EQ/AB Short Duration Government Bond

EQ/AB Small Cap Growth

EQ/Aggressive Allocation

EQ/Aggressive Growth Strategy

EQ/All Asset Growth Allocation

EQ/American Century Mid Cap Value

EQ/Balanced Strategy

EQ/Capital Group Research

EQ/ClearBridge Large Cap Growth ESG

EQ/ClearBridge Select Equity Managed Volatility

EQ/Common Stock Index

EQ/Conservative Allocation

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Conservative-Plus Allocation

EQ/Core Bond Index

EQ/Core Plus Bond

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Rising Dividends

EQ/Franklin Small Cap Value Managed Volatility

EQ/Global Equity Managed Volatility

EQ/Goldman Sachs Mid Cap Value

EQ/Growth Strategy

EQ/Intermediate Government Bond

EQ/International Core Managed Volatility

EQ/International Equity Index

EQ/International Managed Volatility

EQ/International Value Managed Volatility

EQ/Invesco Comstock Portfolio

EQ/Invesco Global

EQ/Invesco Global Real Assets

EQ/Janus Enterprise

EQ/JPMorgan Growth Stock

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Index

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Index

EQ/Large Cap Value Managed Volatility

EQ/Lazard Emerging Markets Equity

EQ/Loomis Sayles Growth

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Technology

EQ/MFS Utilities Series

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Allocation

EQ/Moderate Growth Strategy

EQ/Moderate-Plus Allocation

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/Value Equity

EQ/Wellington Energy

Equitable Conservative Growth MF/ETF

Equitable Growth MF/ETF

Equitable Moderate Growth MF/ETF

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Technology

Target 2015 Allocation

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

Target 2055 Allocation

•	American Funds Insurance Series® - Class 4 Shares:

The Bond FundSM of America

•	Delaware Variable Insurance Products (VIP)Trust

Nomura VIP High Income

•	Fidelity® Variable Insurance Products Fund - Service Class 2:

Fidelity® VIP Equity Income

Fidelity® VIP Investment Grade Bond

Fidelity® VIP Mid Cap

•	Franklin Templeton Variable Insurance Products Trust - Class 2:

Templeton Global Bond VIP

•	Invesco Variable Insurance Funds - Series II:

Invesco V.I. Diversified Dividend

•	MFS® Variable Insurance Trust - Service Class:

MFS® Massachusetts Investors Growth Stock

•	PIMCO Variable Insurance Trust - Advisor Class:

PIMCO CommodityRealReturn® Strategy

•	Van Eck VIP Trust - S Class:

VanEck VIP Global Resources

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“EQUITABLE FINANCIAL”)

1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105